Significant Accounting Policies (Tables)	12 Months Ended
Jul. 03, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Buildings and improvements	2 – 39 years
Leasehold improvements	lesser of asset’s useful life or lease term (1 month – 20 years)
Equipment, furniture, and fixtures	2 – 15 years

Schedule of revenue disaggregated by major revenue categories
	Fiscal Year Ended
	July 3, 2022	% of revenues	June 27, 2021	% of revenues
Major revenue categories:
Bowling	$452,349	51%	$203,730	52%
Food and beverage	321,441	35%	128,393	32%
Amusement	118,940	13%	48,414	12%
Media	18,975	2%	14,697	4%
Total revenues	$911,705	100%	$395,234	100%